Expenses for shipping activities and other expenses from operating activities - General administrative expenses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($) employee		Dec. 31, 2019 USD ($) employee
Analysis of income and expense [abstract]
Wages and salaries	$ (7,566)	$ (10,641)		$ (16,706)
Social security costs	(1,295)	(1,360)		(1,546)
Provision for employee benefits (Note 17)	687	(545)		(134)
Cash-settled share-based payments (Note 23)	(548)	1,338		(2,455)
Equity-settled share-based payments (Note 23)	(761)	(140)		0
Other employee benefits	(1,000)	(1,272)		(1,615)
Employee benefits	(10,482)	(12,620)		(22,456)
Administrative expenses	(18,355)	(21,652)		(19,177)
Tonnage Tax	(3,346)	(3,459)		(1,313)
Claims	(452)	10		(17)
Provisions	227	388		448
Total general and administrative expenses	$ (32,408)	$ (37,333)	[1]	$ (42,515)	[1]
Average number of full time equivalents (shore staff) | employee	189.05	185.66		184.90

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on the profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised. Please refer to Note 1.6 for further details.